Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,021,632	$ 981,696
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,397	72,167
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,214	62,666
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,766,119	1,645,418
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,621)	$ (8,693)
IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%	0.40%
IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,417,300	$ 2,260,944
IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,977)	(9,111)
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,021,632	$ 981,696
ECL coverage	0.80%	0.90%
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,030,152	$ 990,321
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,520)	(8,625)
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 82,397	$ 72,167
ECL coverage	0.00%	0.00%
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 82,413	$ 72,180
IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
IFRS 9 | Debt instruments measured at amortised cost | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 653,469	$ 582,862
ECL coverage	0.00%	0.00%
IFRS 9 | Debt instruments measured at amortised cost | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 653,554	$ 582,917
IFRS 9 | Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (85)	$ (55)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.50%	2.60%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 88,048	$ 87,939
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,211)	(2,284)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 59,235	$ 59,678
ECL coverage	3.40%	3.40%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	7.60%	8.00%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	13.80%	13.30%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 61,297	$ 61,786
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,572	2,554
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,584	1,914
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,062)	(2,108)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(195)	(204)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(218)	(254)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 454	$ 305
ECL coverage	0.40%	0.70%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 456	$ 307
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,880	$ 1,667
ECL coverage	0.50%	0.40%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,890	$ 1,673
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	10
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34	26
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(6)
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Personal | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.70%	0.70%
Personal | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 414,351	$ 394,337
Personal | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,972)	$ (2,947)
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.20%	8.40%
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.30%	9.10%
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	17.00%	15.90%
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 15,114	$ 15,075
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,798	1,807
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,160	1,383
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,242)	(1,265)
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(168)	(165)
Personal | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (197)	$ (220)
Corporate and commercial | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	1.00%
Corporate and commercial | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 546,427	$ 534,577
Corporate and commercial | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,381)	$ (5,552)
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.80%	1.80%
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	3.50%	5.30%
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	5.00%	7.00%
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 44,560	$ 44,779
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	773	737
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	417	485
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(802)	(812)
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(27)	(39)
Corporate and commercial | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (21)	$ (34)
Non-bank financial institutions | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.20%	0.20%
Non-bank financial institutions | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 69,374	$ 61,407
Non-bank financial institutions | IFRS 9 | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (167)	$ (126)
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	1.60%
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,623	$ 1,932
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	10
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	46
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(31)
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Non-bank financial institutions | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0